Investments in Companies Accounted for at Equity (Details) ₪ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 29, 2025 USD ($)	Oct. 29, 2025 ILS (₪)	Sep. 04, 2024	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ₪ / shares	Oct. 29, 2025 ILS (₪)	Dec. 31, 2024 ₪ / shares shares
Investments in Companies Accounted for at Equity [Line Items]
Percentage of share interest			21.45%
Number of shares issued | shares				15,901,287						15,901,287
Par value | ₪ / shares								₪ 1		₪ 1
Capital gain from initial public offering						$ 4,141
Additional capital raise	$ 19,500	₪ 64,500
Investment amount				$ 15,252	₪ 56,800,000
Tsg [Member]
Investments in Companies Accounted for at Equity [Line Items]
Percentage of share interest				37.33%	37.33%
Acquisition amount				$ 2,140
Number of shares issued | shares				338,500
Par value | ₪ / shares								₪ 183.25
Total gross proceeds | ₪					₪ 62,000,000
Issuance costs | ₪					₪ 5,300,000
Capital gain from initial public offering				$ 4,100
Private placement amount	$ 31,300								₪ 103,500